Schedule of fair value of the Derivative Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Balance			$ 16,603,000
Exercises			15,214,000
Change in fair value of warrant liability			6,468,000
Balance						$ 16,603,000
Previously Reported [Member]
Balance			16,603,000
Issuances						16,937,000
Exercises
Change in fair value of warrant liability						(334,000)
Balance						16,603,000
Series A Warrant [Member]
Balance			5,456,000
Exercises
Change in fair value of warrant liability			2,401,000
Balance						5,456,000
Series A Warrant [Member] | Previously Reported [Member]
Balance			5,456,000
Issuances						5,901,000
Exercises
Change in fair value of warrant liability						(445,000)
Balance						5,456,000
Series B Warrant [Member]
Balance			11,147,000
Exercises			15,214,000
Change in fair value of warrant liability			4,067,000
Balance						11,147,000
Series B Warrant [Member] | Previously Reported [Member]
Balance			$ 11,147,000
Issuances						11,036,000
Exercises
Change in fair value of warrant liability						111,000
Balance						$ 11,147,000